Organization of the Company and Significant Accounting Policies: Cash and Cash Equivalents, Policy (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Cash and Cash Equivalents, Policy	Cash and cash equivalents The Company considers cash and cash equivalents to include all stable, highly liquid investments with an original maturity of three months or less from the date of purchase.